Financial instruments and risk management - Sensitivity analysis of financial instruments (Details) € in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) brazilianReal $ / gal	Dec. 31, 2020 USD ($) brazilianReal $ / gal	Dec. 31, 2020 EUR (€) brazilianReal $ / gal	Dec. 31, 2019 BRL (R$) brazilianReal	Dec. 31, 2019 USD ($) brazilianReal	Dec. 31, 2019 EUR (€) brazilianReal	Dec. 31, 2018 brazilianReal
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	5.1967	5.1967	5.1967	4.0307	4.0307	4.0307
Exposure to US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	5.1967	5.1967	5.1967	4.0307	4.0307	4.0307	3.8748
Exposure to €
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	6.3779	6.3779	6.3779	4.5305	4.5305	4.5305	4.4390
Exchange rate differences | Exposure to US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	5.1967	5.1967	5.1967
Net exposure, exchange rate differences	R$ (17,503,807)	$ (3,368,254)		R$ (13,061,835)	$ (3,240,587)
Net exposure to HOA - changes in QAV prices	20,068,730			15,771,051
Exchange rate differences | Exposure to US$ | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure to HOA - changes in QAV prices	R$ 81,274			0
Exchange rate differences | Exposure to US$ | Devaluation by 50%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	2.5984	2.5984	2.5984
Effect on exchange rates variation	R$ 8,751,904
Exchange rate differences | Exposure to US$ | Devaluation by 25%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	3.8975	3.8975	3.8975
Effect on exchange rates variation	R$ 4,375,952
Exchange rate differences | Exposure to US$ | Appreciation by 50%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	7.7951	7.7951	7.7951
Effect on exchange rates variation	R$ (8,751,904)
Exchange rate differences | Exposure to US$ | Appreciation by 25%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	6.4959	6.4959	6.4959
Effect on exchange rates variation	R$ (4,375,952)
Exchange rate differences | Exposure to €
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	6.3779	6.3779	6.3779
Net exposure, exchange rate differences	R$ 854,462		€ 133,972	1,236,828		€ 273,000
Net exposure to HOA - changes in QAV prices	R$ 0			R$ 0
Exchange rate differences | Exposure to € | Devaluation by 50%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	3.1890	3.1890	3.1890
Effect on exchange rates variation	R$ (427,231)
Exchange rate differences | Exposure to € | Devaluation by 25%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	4.7834	4.7834	4.7834
Effect on exchange rates variation	R$ (213,616)
Exchange rate differences | Exposure to € | Appreciation by 50%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	9.5669	9.5669	9.5669
Effect on exchange rates variation	R$ 427,231
Exchange rate differences | Exposure to € | Appreciation by 25%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Final rate | brazilianReal	7.9724	7.9724	7.9724
Effect on exchange rates variation	R$ 213,616
Changes in QAV prices | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
HOA reference price | $ / gal	150	150	150
Net exposure to HOA - changes in QAV prices	R$ 81,274
Changes in QAV prices | Devaluation by 50% | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
HOA reference price | $ / gal	75	75	75
Effect on commodity prices variation	R$ (98,454)
Changes in QAV prices | Devaluation by 25% | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
HOA reference price | $ / gal	112	112	112
Effect on commodity prices variation	R$ (45,667)
Changes in QAV prices | Appreciation by 50% | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
HOA reference price | $ / gal	225	225	225
Effect on commodity prices variation	R$ 98,454
Changes in QAV prices | Appreciation by 25% | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
HOA reference price | $ / gal	187	187	187
Effect on commodity prices variation	R$ 45,667
Changes in interest rates | Local interbank deposit certificates rate - CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	2.80%	2.80%	2.80%
Net exposure, changes in interest rate	R$ 1,113,627
Changes in interest rates | LIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure, changes in interest rate	R$ (650,740)
Changes in interest rates | LIBOR | Weighted rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	2.70%	2.70%	2.70%
Changes in interest rates | Devaluation by 50% | Local interbank deposit certificates rate - CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	1.40%	1.40%	1.40%
Effect on interest rates variation	R$ (53,593)
Changes in interest rates | Devaluation by 50% | LIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on interest rates variation	R$ 30,695
Changes in interest rates | Devaluation by 50% | LIBOR | Weighted rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	1.30%	1.30%	1.30%
Changes in interest rates | Devaluation by 25% | Local interbank deposit certificates rate - CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	2.10%	2.10%	2.10%
Effect on interest rates variation	R$ (45,937)
Changes in interest rates | Devaluation by 25% | LIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on interest rates variation	R$ 26,310
Changes in interest rates | Devaluation by 25% | LIBOR | Weighted rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	2.00%	2.00%	2.00%
Changes in interest rates | Appreciation by 50% | Local interbank deposit certificates rate - CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	4.10%	4.10%	4.10%
Effect on interest rates variation	R$ 53,593
Changes in interest rates | Appreciation by 50% | LIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on interest rates variation	R$ (30,695)
Changes in interest rates | Appreciation by 50% | LIBOR | Weighted rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	4.00%	4.00%	4.00%
Changes in interest rates | Appreciation by 25% | Local interbank deposit certificates rate - CDI
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	3.40%	3.40%	3.40%
Effect on interest rates variation	R$ 45,937
Changes in interest rates | Appreciation by 25% | LIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on interest rates variation	R$ (26,310)
Changes in interest rates | Appreciation by 25% | LIBOR | Weighted rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate p.a.	3.40%	3.40%	3.40%